VIRTUS Silvant Large-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—97.4%
Communication Services—11.6%
Alphabet, Inc. Class A(1)	39,776	$ 6,003
Alphabet, Inc. Class C(1)	34,520	5,256
Meta Platforms, Inc. Class A	17,827	8,657
Snap, Inc. Class A(1)	8,377	96
Trade Desk, Inc. (The) Class A(1)	7,783	680
		20,692

Consumer Discretionary—15.5%
Amazon.com, Inc.(1)	68,252	12,311
Booking Holdings, Inc.	605	2,195
Chipotle Mexican Grill, Inc. Class A(1)	715	2,078
DraftKings, Inc. Class A(1)	31,030	1,409
Las Vegas Sands Corp.	16,339	845
Lululemon Athletica, Inc.(1)	2,091	817
MercadoLibre, Inc.(1)	712	1,077
O’Reilly Automotive, Inc.(1)	1,893	2,137
Royal Caribbean Cruises Ltd.(1)	13,614	1,892
Tesla, Inc.(1)	3,770	663
TJX Cos., Inc. (The)	23,528	2,386
		27,810

Consumer Staples—2.9%
Celsius Holdings, Inc.(1)	8,620	715
Colgate-Palmolive Co.	7,469	672
Costco Wholesale Corp.	5,154	3,776
		5,163

Financials—7.4%
American Express Co.	8,353	1,902
Mastercard, Inc. Class A	8,386	4,038
S&P Global, Inc.	4,939	2,101
Visa, Inc. Class A	15,325	4,277
	Shares	Value

Financials—continued
Wells Fargo & Co.	16,779	$ 973
		13,291

Health Care—11.4%
Bristol-Myers Squibb Co.	18,089	981
Dexcom, Inc.(1)	13,511	1,874
Edwards Lifesciences Corp.(1)	7,180	686
Eli Lilly & Co.	11,195	8,709
Exact Sciences Corp.(1)	9,200	636
Insulet Corp.(1)	2,048	351
Intuitive Surgical, Inc.(1)	5,011	2,000
Mettler-Toledo International, Inc.(1)	254	338
Natera, Inc.(1)	8,556	783
Thermo Fisher Scientific, Inc.	1,769	1,028
UnitedHealth Group, Inc.	6,216	3,075
		20,461

Industrials—4.8%
Boeing Co. (The)(1)	9,968	1,924
Deere & Co.	2,557	1,050
Emerson Electric Co.	8,154	925
Fair Isaac Corp.(1)	880	1,100
General Electric Co.	6,994	1,228
Honeywell International, Inc.	2,375	487
Rockwell Automation, Inc.	2,659	775
Union Pacific Corp.	4,808	1,182
		8,671

Information Technology—43.3%
Adobe, Inc. (1)	4,415	2,228
Apple, Inc.	97,239	16,675
Applied Materials, Inc.	17,807	3,672
ARM Holdings plc ADR(1)	2,700	337
ASML Holding N.V. Registered Shares	781	758
	Shares	Value

Information Technology—continued
Autodesk, Inc.(1)	7,170	$ 1,867
DocuSign, Inc. Class A(1)	2,408	143
HubSpot, Inc.(1)	1,446	906
Lattice Semiconductor Corp.(1)	5,823	456
Microsoft Corp.	55,550	23,371
NVIDIA Corp.	20,991	18,967
QUALCOMM, Inc.	15,826	2,679
Roper Technologies, Inc.	1,474	827
Salesforce, Inc.	7,917	2,384
SentinelOne, Inc. Class A(1)	17,285	403
Workday, Inc. Class A(1)	7,056	1,925
		77,598

Materials—0.5%
Vulcan Materials Co.	3,440	939
Total Common Stocks (Identified Cost $65,461)		174,625

Total Long-Term Investments—97.4% (Identified Cost $65,461)		174,625

TOTAL INVESTMENTS—97.4% (Identified Cost $65,461)		$174,625
Other assets and liabilities, net—2.6%		4,681
NET ASSETS—100.0%		$179,306

Abbreviations:
ADR	American Depositary Receipt
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$174,625	$174,625
Total Investments	$174,625	$174,625
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
See Notes to Schedule of Investments

VIRTUS Silvant Large-Cap Growth Stock Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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